SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital
Schedule of share purchase warrants

	Number of Warrants	Weighted Average Exercise Price
		C$
Outstanding, December 31, 2019	—	—
Issued	1,934,100	3.89
Outstanding, December 31, 2020	1,934,100	3.89

Issued	2,407,304	6.64
Forfeited	(9,379)	4.50
Exercised	(1,924,721)	3.89
Outstanding, December 31, 2021	2,407,304	6.64

Issued	5,577,778	3.84
Forfeited	(412,000)	4.50
Outstanding, December 31, 2022	7,573,082	4.53

Summary of share option activity

	Number of Options	Weighted Average Exercise Price
		C$
Outstanding, December 31, 2019	1,213,320	2.25
Issued	433,333	3.15
Forfeited	(298,333)	2.01
Exercised	(175,000)	2.22
Outstanding, December 31, 2020	1,173,320	2.70

Issued	684,999	6.71
Exercised	(256,662)	2.06
Outstanding, December 31, 2021	1,601,657	4.52

Issued	387,500	1.60
Forfeited	(341,670)	5.21
Exercised	(66,661)	1.40
Outstanding, December 31, 2022	1,580,826	3.79

Schedule of weighted average assumptions

	December 31, 2022	December 31, 2021	December 31, 2020

Fair value at grant date (C$)	$0.75	$4.20	$0.42
Fair value at grant date (US$)	$0.56	$3.27	$0.32
Risk-free interest rate	3.47%	0.42%	0.30%
Expected life of options	5 years	4 years	4 years
Expected dividend rate	0%	0%	0%
Annualized volatility	97%	90%	82%
Forfeiture rate	14%	3%	3%

Schedule of stock options outstanding

	Options Outstanding	Options Exercisable	Exercise Price	Remaining Contractual Life (Years)	Expiry Date
			C$

April 4, 2018	83,333	83,333	5.25	0.26	April 4, 2023
April 26, 2018	83,333	83,333	4.35	0.32	April 26, 2023
May 29, 2018	83,333	83,333	4.35	0.41	May 29, 2023
January 17, 2019	166,666	166,666	2.40	1.05	January 17, 2024
November 15, 2019	233,333	233,333	1.50	1.88	November 15, 2024
November 28, 2019	16,666	16,666	1.56	1.91	November 28, 2024
May 4, 2020	24,999	24,999	1.20	2.34	May 4, 2025
November 23, 2020	66,664	66,664	6.15	2.90	November 23, 2025
January 12, 2021	333,333	333,333	6.51	3.03	January 11, 2026
February 1, 2021	41,666	34,722	9.36	3.09	January 31, 2026
April 27, 2021	60,000	30,000	7.24	3.32	April 26, 2026
March 31, 2022	40,000	6,666	2.98	4.25	March 30, 2027
September 22, 2022	250,000	—	1.50	2.73	September 21, 2025
November 25, 2022	97,500	—	1.30	4.90	November 24, 2027

Total	1,580,826	1,163,048

Schedule of restricted share units

Number of RSUs

Outstanding, December 31, 2019	33,333
Issued	100,000
Vested	(133,333)
Outstanding, December 31, 2020	—

Issued	166,000
Outstanding, December 31, 2021	166,000

Vested	(166,000)
Outstanding, December 31, 2022	—

Schedule of deferred share units

Number of DSUs

Outstanding, December 31, 2019	22,619
Issued	72,522
Outstanding, December 31, 2020	95,141

Issued	75,650
Outstanding, December 31, 2021	170,791

Issued	452,910
Outstanding, December 31, 2022	623,701